UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Deutsche High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.4%
Consumer Discretionary 25.6%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		3,640,000	3,567,200
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		2,585,000	2,610,850
Ally Financial, Inc.:
4.125%, 3/30/2020		5,590,000	5,645,900
4.125%, 2/13/2022		3,000,000	2,973,750
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,563,750
144A, 7.5%, 5/15/2026		7,725,000	8,034,000
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022		1,000,000	1,067,500
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		4,730,000	4,824,600
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022		1,935,000	2,024,494
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		8,325,000	8,512,312
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,235,000	3,113,687
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		1,485,000	1,584,317
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,512,362
Boyd Gaming Corp., 6.875%, 5/15/2023		1,295,000	1,392,125
CalAtlantic Group, Inc., 5.25%, 6/1/2026		5,639,000	5,498,025
Caleres, Inc., 6.25%, 8/15/2023		1,055,000	1,107,750
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		4,000,000	4,160,000
144A, 9.5%, 12/15/2024		4,400,000	4,603,500
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		3,475,000	3,579,250
144A, 5.5%, 5/1/2026		12,445,000	12,693,900
144A, 5.875%, 4/1/2024		2,375,000	2,535,312
144A, 5.875%, 5/1/2027		4,340,000	4,502,750
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		8,700,000	8,852,250
144A, 6.375%, 9/15/2020		8,315,000	8,564,450
Churchill Downs, Inc., 5.375%, 12/15/2021		1,279,000	1,326,963
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,270,000
Series B, 6.5%, 11/15/2022		3,380,000	3,456,050
Series A, 7.625%, 3/15/2020		990,000	950,400
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		200,000	205,750
CSC Holdings LLC:
5.25%, 6/1/2024 (b)		2,140,000	2,091,850
144A, 5.5%, 4/15/2027		7,400,000	7,492,500
144A, 6.625%, 10/15/2025		1,040,000	1,136,200
144A, 10.125%, 1/15/2023		5,040,000	5,821,200
144A, 10.875%, 10/15/2025		2,800,000	3,332,000
Dana, Inc.:
5.375%, 9/15/2021		800,000	829,000
5.5%, 12/15/2024		1,710,000	1,744,200
DISH DBS Corp.:
5.875%, 7/15/2022		2,100,000	2,210,250
6.75%, 6/1/2021		5,420,000	5,880,700
7.875%, 9/1/2019		4,165,000	4,623,150
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		3,110,000	3,172,200
5.25%, 4/15/2023 (b)		5,452,000	5,551,772
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		1,995,000	1,985,903
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		4,010,000	3,959,875
144A, 5.25%, 12/15/2023 (b)		5,140,000	5,088,600
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		2,610,000	2,753,550
144A, 5.75%, 4/15/2024		1,180,000	1,245,726
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,452,450
Lennar Corp., 4.75%, 11/15/2022		3,500,000	3,587,500
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022		460,000	476,100
MDC Partners, Inc., 144A, 6.5%, 5/1/2024 (b)		1,680,000	1,512,000
Mediacom Broadband LLC, 6.375%, 4/1/2023		2,830,000	2,971,500
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		2,175,000	2,213,063
144A, 4.75%, 12/15/2021		1,545,000	1,544,042
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		1,305,000	1,329,469
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		2,265,000	2,259,338
5.5%, 5/15/2026		2,160,000	2,133,000
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		715,000	731,088
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		500,000	513,435
144A, 5.375%, 4/15/2023		210,000	214,200
Sally Holdings LLC, 5.625%, 12/1/2025		1,725,000	1,794,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,138,500
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		1,715,000	1,706,425
SFR Group SA:
144A, 6.0%, 5/15/2022		3,930,000	4,033,162
144A, 7.375%, 5/1/2026		3,450,000	3,536,250
Springs Industries, Inc., 6.25%, 6/1/2021		2,765,000	2,861,775
Suburban Propane Partners LP, 5.75%, 3/1/2025		1,260,000	1,278,900
Toll Brothers Finance Corp., 4.875%, 11/15/2025		4,440,000	4,362,300
TRI Pointe Group, Inc., 4.375%, 6/15/2019		1,295,000	1,317,663
Unitymedia GmbH, 144A, 3.75%, 1/15/2027	EUR	2,000,000	1,991,484
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		8,260,000	8,600,725
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		8,765,000	8,830,737
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		2,160,000	2,008,800
144A, 8.5%, 10/15/2022		1,880,000	1,950,500
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,725,000	3,678,437
144A, 5.5%, 8/15/2026		2,310,000	2,304,225
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		995,000	999,975
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		1,475,000	1,475,000
			248,457,916
Consumer Staples 2.2%
Cott Beverages, Inc.:
5.375%, 7/1/2022		3,890,000	3,958,075
6.75%, 1/1/2020		1,710,000	1,771,987
FAGE International SA, 144A, 5.625%, 8/15/2026		4,390,000	4,400,975
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		5,155,000	5,386,975
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		3,210,000	3,250,125
144A, 8.25%, 2/1/2020		1,450,000	1,486,250
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		905,000	966,088
Smithfield Foods, Inc., 6.625%, 8/15/2022		93,000	97,999
			21,318,474
Energy 17.7%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		1,685,000	1,701,850
Antero Resources Corp.:
5.125%, 12/1/2022		3,020,000	3,050,200
5.375%, 11/1/2021		2,255,000	2,305,737
5.625%, 6/1/2023		1,750,000	1,791,563
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		5,920,000	5,920,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		2,170,000	2,224,250
Cheniere Corpus Christi Holdings LLC:
144A, 5.875%, 3/31/2025		2,200,000	2,244,682
144A, 7.0%, 6/30/2024		3,525,000	3,815,812
Chesapeake Energy Corp., 6.625%, 8/15/2020 (b)		4,000,000	4,040,000
Concho Resources, Inc., 4.375%, 1/15/2025		1,170,000	1,167,672
Continental Resources, Inc.:
3.8%, 6/1/2024		2,000,000	1,845,000
4.5%, 4/15/2023		2,000,000	1,960,000
5.0%, 9/15/2022 (b)		6,169,000	6,226,927
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		1,000,000	1,025,000
6.25%, 4/1/2023		4,835,000	4,931,700
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		3,250,000	3,185,000
EP Energy LLC, 144A, 8.0%, 11/29/2024 (b)		950,000	1,020,965
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		875,000	890,313
144A, 6.375%, 5/15/2025		1,415,000	1,432,971
6.625%, 5/1/2023		870,000	909,150
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		3,205,000	3,180,962
144A, 5.75%, 10/1/2025		3,030,000	3,067,875
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		2,025,000	2,111,062
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		1,490,000	1,486,275
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		2,000,000	2,015,000
6.25%, 3/15/2023		2,615,000	2,706,525
MEG Energy Corp., 144A, 6.375%, 1/30/2023		8,180,000	7,280,200
Murphy Oil Corp., 6.875%, 8/15/2024		1,475,000	1,570,875
Newfield Exploration Co.:
5.375%, 1/1/2026		6,310,000	6,433,676
5.75%, 1/30/2022		740,000	779,775
Noble Holding International Ltd., 7.75%, 1/15/2024 (b)		4,180,000	3,931,708
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		560,000	570,500
6.875%, 3/15/2022		3,820,000	3,915,500
6.875%, 1/15/2023		1,255,000	1,286,375
Parsley Energy LLC, 144A, 5.375%, 1/15/2025		1,190,000	1,194,046
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		2,090,000	2,137,025
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		980,000	1,033,900
Range Resources Corp.:
4.875%, 5/15/2025		3,425,000	3,317,969
144A, 5.0%, 8/15/2022		3,500,000	3,478,125
144A, 5.875%, 7/1/2022		1,700,000	1,768,000
Rice Energy, Inc., 7.25%, 5/1/2023 (b)		3,440,000	3,646,400
Rowan Companies, Inc., 7.375%, 6/15/2025		1,400,000	1,428,000
Sabine Pass Liquefaction LLC:
144A, 5.0%, 3/15/2027		3,535,000	3,565,931
5.625%, 2/1/2021		7,965,000	8,522,550
5.625%, 4/15/2023		3,000,000	3,187,500
5.625%, 3/1/2025		4,395,000	4,702,650
144A, 5.875%, 6/30/2026		3,480,000	3,749,700
Sunoco LP:
5.5%, 8/1/2020		1,250,000	1,275,000
6.375%, 4/1/2023		1,275,000	1,290,938
Tesoro Corp.:
144A, 4.75%, 12/15/2023		3,410,000	3,433,444
144A, 5.125%, 12/15/2026		4,710,000	4,763,694
Tesoro Logistics LP:
5.25%, 1/15/2025		6,895,000	7,041,519
6.125%, 10/15/2021		200,000	210,000
6.375%, 5/1/2024		1,120,000	1,198,400
Weatherford International Ltd., 144A, 9.875%, 2/15/2024 (b)		4,170,000	4,443,635
Whiting Petroleum Corp.:
5.0%, 3/15/2019		1,920,000	1,927,507
5.75%, 3/15/2021 (b)		5,090,000	5,068,826
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)		1,015,000	984,550
6.0%, 1/15/2022 (b)		1,000,000	1,025,000
7.5%, 8/1/2020		1,500,000	1,612,500
8.25%, 8/1/2023		3,005,000	3,358,087
			171,389,996
Financials 2.4%
CIT Group, Inc.:
3.875%, 2/19/2019		7,465,000	7,623,631
5.0%, 8/15/2022		7,000,000	7,297,500
5.0%, 8/1/2023		2,000,000	2,065,000
CNO Financial Group, Inc., 5.25%, 5/30/2025		1,295,000	1,293,381
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		3,780,000	3,950,100
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		855,000	910,575
			23,140,187
Health Care 6.4%
Alere, Inc., 144A, 6.375%, 7/1/2023		1,715,000	1,704,281
Community Health Systems, Inc., 5.125%, 8/1/2021 (b)		2,185,000	2,026,587
Concordia International Corp., 144A, 9.0%, 4/1/2022 (b)		1,195,000	1,012,763
Endo Finance LLC, 144A, 5.75%, 1/15/2022		1,935,000	1,707,638
Endo Ltd.:
144A, 6.0%, 7/15/2023		1,860,000	1,629,825
144A, 6.5%, 2/1/2025		1,310,000	1,097,125
HCA, Inc.:
4.5%, 2/15/2027		8,165,000	8,022,112
5.25%, 6/15/2026		3,785,000	3,912,744
5.875%, 2/15/2026		7,570,000	7,797,100
6.5%, 2/15/2020		4,615,000	5,048,810
Hologic, Inc., 144A, 5.25%, 7/15/2022		855,000	899,888
Horizon Pharma, Inc., 6.625%, 5/1/2023 (b)		1,350,000	1,285,875
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		1,700,000	1,665,150
5.5%, 12/1/2021		2,430,000	2,527,200
5.875%, 12/1/2023		2,135,000	2,161,687
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020 (b)		725,000	727,719
144A, 5.625%, 10/15/2023		1,275,000	1,188,938
Tenet Healthcare Corp.:
4.463% **, 6/15/2020		1,630,000	1,642,225
144A, 7.5%, 1/1/2022		1,360,000	1,417,800
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		4,295,000	3,629,275
144A, 5.875%, 5/15/2023		2,040,000	1,540,200
144A, 6.125%, 4/15/2025		4,685,000	3,519,606
144A, 7.5%, 7/15/2021		7,335,000	6,216,412
			62,380,960
Industrials 6.1%
ADT Corp.:
3.5%, 7/15/2022		1,315,000	1,252,538
6.25%, 10/15/2021		3,760,000	4,079,600
Allegion PLC, 5.875%, 9/15/2023		805,000	853,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		2,300,000	2,104,500
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,460,800
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		2,850,000	2,679,000
144A, 6.0%, 10/15/2022		2,320,000	2,180,800
144A, 8.75%, 12/1/2021		577,000	612,341
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	1,867,250
EnerSys, 144A, 5.0%, 4/30/2023		435,000	437,175
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		1,295,000	1,340,325
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,960,400
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,371,500
IHO Verwaltungs GmbH, 144A, 4.5%, 9/15/2023		1,002,000	979,455
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		2,105,000	2,126,050
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024		948,000	1,092,570
Masonite International Corp., 144A, 5.625%, 3/15/2023		1,884,000	1,945,230
Moog, Inc., 144A, 5.25%, 12/1/2022		1,565,000	1,596,300
Novelis Corp.:
144A, 5.875%, 9/30/2026		4,125,000	4,166,250
144A, 6.25%, 8/15/2024		1,995,000	2,114,700
Oshkosh Corp., 5.375%, 3/1/2025		215,000	219,300
Ply Gem Industries, Inc., 6.5% , 2/1/2022		4,588,000	4,723,591
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		235,000	255,856
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		1,265,000	1,290,300
Summit Materials LLC:
6.125%, 7/15/2023		2,480,000	2,545,075
8.5%, 4/15/2022		940,000	1,038,700
Titan International, Inc., 6.875%, 10/1/2020		1,675,000	1,639,406
United Rentals North America, Inc.:
5.5%, 5/15/2027		1,695,000	1,682,288
6.125%, 6/15/2023		200,000	212,000
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		1,880,000	1,884,700
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		840,000	877,800
ZF North America Capital, Inc., 144A, 4.75%, 4/29/2025		3,270,000	3,327,225
			58,916,325
Information Technology 2.5%
Cardtronics, Inc., 5.125%, 8/1/2022		1,280,000	1,289,600
Diamond 1 Finance Corp., 144A, 5.875%, 6/15/2021		1,455,000	1,548,014
EarthLink Holdings Corp., 7.375%, 6/1/2020		2,310,000	2,437,050
Entegris, Inc., 144A, 6.0%, 4/1/2022		1,395,000	1,450,800
First Data Corp., 144A, 7.0%, 12/1/2023		2,485,000	2,646,525
Match Group, Inc., 6.375%, 6/1/2024		1,165,000	1,229,075
Micron Technology, Inc.:
5.5%, 2/1/2025		1,000,000	995,000
144A, 7.5%, 9/15/2023		3,760,000	4,164,200
Netflix, Inc., 5.875%, 2/15/2025		1,335,000	1,440,131
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		1,315,000	1,387,325
Western Digital Corp.:
144A, 7.375%, 4/1/2023		3,030,000	3,333,000
144A, 10.5%, 4/1/2024		1,717,000	2,030,352
			23,951,072
Materials 15.0%
AK Steel Corp.:
7.5%, 7/15/2023		2,000,000	2,220,000
7.625%, 5/15/2020 (b)		3,410,000	3,478,200
Anglo American Capital PLC:
144A, 4.125%, 9/27/2022 (b)		4,100,000	4,130,791
144A, 4.875%, 5/14/2025		5,600,000	5,677,000
Ardagh Packaging Finance PLC:
144A, 6.75%, 1/31/2021		2,915,000	3,002,450
144A, 7.25%, 5/15/2024		3,060,000	3,224,475
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		1,400,000	1,400,000
Berry Plastics Corp., 5.5%, 5/15/2022		3,820,000	3,972,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,314,425
Chemours Co.:
6.125%, 5/15/2023	EUR	3,700,000	3,869,027
6.625%, 5/15/2023		2,000,000	1,980,000
7.0%, 5/15/2025		725,000	714,125
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		1,545,000	1,529,550
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	2,538,914
144A, 5.75%, 5/15/2024		1,325,000	1,238,875
144A, 7.875%, 4/1/2021 (b)		4,960,000	5,332,000
Eagle Materials, Inc., 4.5%, 8/1/2026		2,125,000	2,119,687
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		3,200,000	2,976,000
3.875%, 3/15/2023		3,000,000	2,752,500
4.0%, 11/14/2021 (b)		3,000,000	2,925,000
4.55%, 11/14/2024 (b)		4,000,000	3,750,000
144A, 6.5%, 11/15/2020		4,050,000	4,161,375
144A, 6.875%, 2/15/2023 (b)		2,100,000	2,205,000
Graphic Packaging International, Inc., 4.125%, 8/15/2024		4,935,000	4,712,925
Hexion, Inc., 6.625%, 4/15/2020		2,405,000	2,128,425
HudBay Minerals, Inc.:
144A, 7.25%, 1/15/2023		425,000	439,875
144A, 7.625%, 1/15/2025		675,000	701,582
Huntsman International LLC:
4.25%, 4/1/2025	EUR	8,140,000	8,617,844
5.125%, 4/15/2021	EUR	1,000,000	1,142,126
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,975,000	2,044,125
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,440,075
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (b)		1,990,000	2,004,925
144A, 10.375%, 5/1/2021		3,500,000	3,876,250
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	4,008,406
144A, 7.0%, 7/15/2024		465,000	494,353
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		1,075,000	1,104,562
144A, 5.125%, 12/1/2024		540,000	554,850
Teck Resources Ltd.:
3.75%, 2/1/2023 (b)		4,000,000	3,780,000
4.5%, 1/15/2021		16,140,000	16,220,700
4.75%, 1/15/2022		1,635,000	1,639,087
6.125%, 10/1/2035		3,500,000	3,403,750
6.25%, 7/15/2041		4,550,000	4,384,744
Tronox Finance LLC:
6.375%, 8/15/2020		5,300,000	4,955,500
144A, 7.5%, 3/15/2022		2,105,000	1,962,912
United States Steel Corp., 144A, 8.375%, 7/1/2021		5,520,000	6,102,526
Valvoline, Inc., 144A, 5.5%, 7/15/2024		1,045,000	1,081,575
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		840,000	875,700
144A, 5.625%, 10/1/2024		420,000	441,000
			145,630,011
Real Estate 1.8%
CyrusOne LP, (REIT), 6.375%, 11/15/2022		2,885,000	3,036,463
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		2,135,000	2,241,750
(REIT), 5.375%, 4/1/2023		6,455,000	6,697,062
(REIT), 5.75%, 1/1/2025		1,600,000	1,672,000
(REIT), 5.875%, 1/15/2026		1,245,000	1,310,363
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		340,000	333,200
(REIT), 6.375%, 3/1/2024		2,365,000	2,474,381
			17,765,219
Telecommunication Services 11.8%
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		3,610,000	3,689,889
Series S, 6.45%, 6/15/2021		5,210,000	5,483,525
Series W, 6.75%, 12/1/2023		2,555,000	2,612,488
Series Y, 7.5%, 4/1/2024		6,995,000	7,344,750
Digicel Ltd.:
144A, 6.75%, 3/1/2023		3,310,000	2,984,395
144A, 7.0%, 2/15/2020		800,000	753,312
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		5,290,000	5,012,275
7.125%, 1/15/2023		5,505,000	4,982,025
10.5%, 9/15/2022		5,650,000	5,939,845
11.0%, 9/15/2025		4,000,000	4,130,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		1,910,000	2,096,225
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (b)		7,000,000	7,192,500
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		6,190,000	6,716,150
7.0%, 8/15/2020		5,000,000	5,300,550
Sprint Corp.:
7.125%, 6/15/2024		12,120,000	12,483,600
7.625%, 2/15/2025		2,300,000	2,417,875
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		500,000	528,125
6.0%, 4/15/2024		8,471,000	8,926,316
6.125%, 1/15/2022		975,000	1,028,625
6.375%, 3/1/2025		4,479,000	4,786,931
6.5%, 1/15/2026		120,000	129,750
6.633%, 4/28/2021		250,000	260,938
Telesat Canada, 144A, 8.875%, 11/15/2024		1,645,000	1,714,913
Windstream Services LLC:
7.75%, 10/15/2020 (b)		5,080,000	5,222,240
7.75%, 10/1/2021 (b)		4,000,000	4,112,000
Zayo Group LLC:
6.0%, 4/1/2023		5,085,000	5,288,400
6.375%, 5/15/2025		3,580,000	3,741,100
			114,878,742
Utilities 3.9%
AmeriGas Partners LP, 5.5%, 5/20/2025		3,165,000	3,196,650
Calpine Corp.:
5.375%, 1/15/2023		2,140,000	2,091,850
5.75%, 1/15/2025 (b)		4,140,000	3,995,100
Dynegy, Inc., 7.625%, 11/1/2024 (b)		5,100,000	4,704,750
NGL Energy Partners LP, 5.125%, 7/15/2019		1,705,000	1,692,212
NRG Energy, Inc.:
6.25%, 7/15/2022		10,000,000	10,025,000
6.25%, 5/1/2024		6,535,000	6,355,287
144A, 6.625%, 1/15/2027		905,000	855,225
144A, 7.25%, 5/15/2026		3,780,000	3,761,100
7.875%, 5/15/2021		275,000	286,688
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		875,000	829,063
			37,792,925
Total Corporate Bonds (Cost $899,288,853)			925,621,827
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 10/31/2017 (Cost $1,000,550)		1,000,000	999,102
Convertible Bonds 0.9%
Energy 0.0%
Chesapeake Energy Corp., 2.5%, 5/15/2037		159,000	159,596
Materials 0.9%
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018		8,010,203	8,193,637
Total Convertible Bonds (Cost $8,094,581)			8,353,233
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		1,688	45,374
Materials 0.0%
GEO Specialty Chemicals, Inc.*		809,511	317,895
GEO Specialty Chemicals, Inc. 144A*		12,448	4,888
			322,783
Total Common Stocks (Cost $1,642,484)			368,157
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $1,482,531)		6,700	30,418
Securities Lending Collateral 8.9%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (c) (d) (Cost $86,014,051)		86,014,051	86,014,051
Cash Equivalents 2.2%
Deutsche Central Cash Management Government Fund, 0.49% (c) (Cost $21,318,844)		21,318,844	21,318,844
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,018,841,894) †		107.5	1,042,705,632
Other Assets and Liabilities, Net		(7.5)	(72,370,032)
Net Assets		100.0	970,335,600

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
†	The cost for federal income tax purposes was $1,020,608,352. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $22,097,280. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,189,809 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,092,529.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $82,901,284, which is 8.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At December 31, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

12/20/2018	5,000,000[1]	5.0%	Sprint Communications, Inc., 7.0%, 8/15/2020, B	331,791	159,530	172,261

(e)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Credit Suisse
At December 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	746,750	EUR	706,833	1/31/2017	(1,472)	Merrill Lynch & Co., Inc.
EUR	18,110,560	USD	18,981,135	1/31/2017	(114,466)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(115,938)

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$925,621,827	$—	$925,621,827
Government & Agency Obligation	—	999,102	—	999,102
Convertible Bonds	—	159,596	8,193,637	8,353,233
Common Stocks (g)	45,374	—	322,783	368,157
Warrant	—	—	30,418	30,418
Short-Term Investments (g)	107,332,895	—	—	107,332,895
Derivatives (h)
Credit Default Swap Contracts	—	172,261	—	172,261
Total	$107,378,269	$926,952,786	$8,546,838	$1,042,877,893
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(115,938)	—	$(115,938)
Total	$—	$(115,938)	$—	$(115,938)

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ 172,261	$ —
Foreign Exchange Contracts	$ —	$ (115,938)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017